May 4, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

ATTN:	Mr. Mark Cowan
Document Control – Edgar

RE:	RiverSource Life Insurance Company (“Company”)
on behalf of RiverSource Variable Life Separate Account (“Registrant”)
File Nos. 333-69777 and 811-04298
RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced insurance policies do not differ from that contained in Registrant’s Post-Effective Amendment No. 47 (Amendment). This Amendment was filed electronically on April 28, 2015.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-4177.

Sincerely,

/s/ Dixie Carroll
Dixie Carroll
Assistant General Counsel and
Assistant Secretary